Cash and Cash Equivalents - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	$ 36	$ 8,668
Cash flows	(74)	77
Accumulated interest	1	2
Fair value Adjustment		1,183
Additions	54	12
Conversion		(9,695)
Exchange rate adjustment	3	(211)
Balance end of year	20	36
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	36	99
Cash flows	(74)	(75)
Accumulated interest	1	2
Additions	54	12
Exchange rate adjustment	3	(2)
Balance end of year	$ 20	36
Convertible debt instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year		8,569
Cash flows		152
Fair value Adjustment		1,183
Conversion		(9,695)
Exchange rate adjustment		$ (209)